PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Jan. 01, 2022
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS Defined Benefit Plans
We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee’s compensation during the course of his or her employment with us.
We are also obligated to pay unfunded termination indemnity benefits to certain employees outside the U.S., which are subject to applicable agreements, laws and regulations. We have not incurred significant costs related to these benefits, and, therefore, no related costs have been included in the disclosures below.
In 2019, we terminated and settled the Avery Dennison Pension Plan (the “ADPP”), a U.S. defined benefit plan. In connection with this termination, we settled approximately $753 million of ADPP liabilities by entering into an agreement to purchase annuities primarily from American General Life Insurance Company and through a combination of annuities and direct funding to the Pension Benefit Guaranty Corporation for a small portion of former employees and their beneficiaries. These settlements resulted in approximately $444 million of pretax charges in 2019, partially offset by related tax benefits of approximately $179 million.
Plan Assets
Assets in our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans in the aggregate is approximately

32
% in equity securities,
60
% in fixed income securities and cash, and
8
% in insurance contracts and other investments, subject to periodic fluctuations among these asset classes
.
Fair Value Measurements
The valuation
methodologies we use for assets measured at fair value are described below.
Cash is valued at nominal value. Cash equivalents and mutual funds are valued at fair value as determined by quoted market prices, based upon the net asset value (“NAV”) of shares held at year-end.
Fixed income treasury securities are valued at fair value as determined by quoted prices in active markets. Fixed income municipal and corporate bonds are valued at fair value based on quoted prices for similar instruments in active markets or other inputs that are observable or can be corroborated by observable market data. Pooled funds are structured as collective trusts, not publicly traded, and valued by calculating NAV per unit based on the NAV of the underlying funds/trusts as a practical expedient for the fair value of the pooled funds. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior
-
year balance plus or minus investment returns and changes in cash flows.
These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
2021

Cash	$10.1	$10.1	$–	$–
Insurance contracts	37.9	–	–	37.9
Pooled funds – real estate investment trusts	11.0	–	–	11.0
Pooled funds – fixed income securities (1)	464.4
Pooled funds – equity securities (1)	302.8
Pooled funds – other investments (1)	48.4
Total international plan assets at fair value	$874.6
2020
Cash	$3.8	$3.8	$–	$–
Insurance contracts	41.2	–	–	41.2
Pooled funds – fixed income securities (1)	469.9
Pooled funds – equity securities (1)	332.8
Pooled funds – other investments (1)	49.5
Total international plan assets at fair value	$897.2
(1)
Pooled funds that are measured at fair value using the NAV per unit
 (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

The following table presents a reconciliation of Level 3 international plan asset activity during the year ended
January 1, 2022:

	Level 3 Assets
(In millions)	Insurance Contracts	Pooled Funds – Real Estate Investment Trusts	Total
Balance at January 2, 2021	$41.2	$–	$41.2
Net realized and unrealized gain	.7	–	.7
Purchases	3.3	–	3.3
Settlements	(4.6)	–	(4.6)
Transfers into Level 3 (1)	–	11.0	11.0
Impact of changes in foreign currency exchange rates	(2.7)	–	(2.7)
Balance at January 1, 2022	$37.9	$11.0	$48.9
(1)	Transfers into Level 3 were primarily driven by the use of unobservable inputs in the pricing of the underlying assets.
As a result of the ADPP settlements, there were no U.S. plan assets remaining as of January 1, 202
2
.

Plan Assumptions
Discount Rate
In consultation with our actuaries, we annually review and determine the discount rates used to value our pension and other postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. Our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with bond portfolios to determine a rate that reflects the liability duration unique to our plans.
We use the full yield curve approach to estimate the service and interest cost components of net periodic benefit cost for our pension and other postretirement benefit plans. Under this approach, we apply multiple discount rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. We believe that this approach provides a more precise measurement of service and interest cost by aligning the timing of a plan’s liability cash flows to its corresponding rates on the yield curve.
Long-term Return on Assets
We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between returns in our asset classes, and our mix of active and passive investments. Additionally, we evaluate current market conditions, including interest rates, and review market data for reasonableness and appropriateness.
Measurement Date
We measure the actuarial value of our benefit obligations and plan assets using the calendar month-end
closest to our fiscal
year-end
and adjust for any contributions or other significant events between the measurement date and our fiscal year-end.
Plan Balance Sheet Reconciliations
The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:
Plan Benefit Obligations

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in projected benefit obligations

Projected benefit obligations at beginning of year	$77.3	$953.9	$75.7	$811.7
Service cost	–	19.0	–	17.8
Interest cost	1.0	8.9	1.8	11.0
Participant contribution	–	4.7	–	3.7
Amendments	–	(.9)	–	.4
Actuarial (gain) loss	(1.7)	(15.6)	7.1	53.5
Benefits paid	(9.8)	(23.3)	(7.3)	(21.1)
Settlements	–	(3.7)	–	(2.4)
Foreign currency translation	–	(60.6)	–	79.3
Projected benefit obligations at end of year	$66.8	$882.4	$77.3	$953.9
Accumulated benefit obligations at end of year	$66.8	$806.4	$77.3	$883.6
Plan Assets

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in plan assets
Plan assets at beginning of year	$–	$897.2	$–	$734.4
Actual return on plan assets	–	37.3	–	91.5
Employer contributions	9.8	20.7	7.3	17.2
Participant contributions	–	4.7	–	3.7
Benefits paid	(9.8)	(23.3)	(7.3)	(21.1)
Settlements	–	(3.7)	–	(2.4)
Foreign currency translation	–	(58.3)	–	73.9
Plan assets at end of year	$–	$874.6	$–	$897.2
Funded Status

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Funded status of the plans

Other assets	$–	$113.6	$–	$92.4
Other accrued liabilities	(7.0)	(1.0)	(9.1)	(1.5)
Long-term retirement benefits and other liabilities (1)	(59.8)	(120.4)	(68.2)	(147.6)
Plan assets less than benefit obligations	$(66.8)	$(7.8)	$(77.3)	$(56.7)
(1)	In accordance with our funding strategy, we have the option to fund certain of our U.S. liabilities with proceeds from our company-owned life insurance policies.

	Pension Benefits
	2021		2020
	U.S.	Int’l	U.S.	Int’l
Weighted average assumptions used to determine year-end benefit obligations
Discount rate	2.49%	1.57%	2.02%	1.26%
Compensation rate increase	–	2.33	–	2.15
For U.S. and international plans combined, the projected benefit obligations and fair value
s
of plan assets for pension plans with projected benefit obligations in excess of plan assets were $261 million and $73 million, respectively, at year-end
2021 and $295 million and $69 million, respectively, at
year-end
2020.
For U.S. and international plans combined, the accumulated benefit obligations and fair value
s
of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $228 million and $67 million, respectively, at year-end
2021 and $265
mi
llion and $69 million, respectively, at
year-end
2020.
Accumulated Other Comprehensive Loss
The following table shows the
pre-tax
amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits
	2021		2020
(In millions)	U.S.	Int’l	U.S.	Int’l
Net actuarial loss	$15.6	$41.5	$18.2	$83.3
Prior service (credit) cost	–	(4.0)	–	(3.9)

Net amount recognized in accumulated other comprehensive loss	$15.6	$37.5	$18.2	$79.4
The following table shows the
pre-tax
amounts recognized in “Other comprehensive loss (income)”:

	Pension Benefits
	2021		2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$(.7)	$(34.8)	$3.5	$(13.5)	$(44.6)	$(42.7)
Prior service credit	–	(.9)	–	.4	–	1.8
Amortization of unrecognized:
Net actuarial gain	(.8)	(6.1)	(.6)	(5.2)	(.5)	(4.0)
Prior service credit (cost)	–	.4	–	.4	–	.4
Settlements	(1.1)	(.5)	(.2)	(.3)	(442.8)	(.6)

Net amount recognized in other comprehensive loss (income)	$(2.6)	$(41.9)	$2.7	$(18.2)	$(487.9)	$(45.1)
Plan Income Statement Reconciliations
The following table shows the components of net periodic benefit cost, which are recorded in net income for our defined benefit plans:

	Pension Benefits
	2021		2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$–	$19.0	$–	$17.8	$–	$15.6
Interest cost	1.0	8.9	1.8	11.0	2.7	14.8
Actuarial loss (gain)	(1.1)	–	3.7	–	2.5	–
Expected return on plan assets	–	(19.8)	–	(18.5)	–	(21.0)
Amortization of actuarial loss	.8	6.1	.6	5.2	.5	4.0
Amortization of prior service (credit) cost	–	(.4)	–	(.4)	–	(.4)
Recognized loss on settlements (1)	1.1	.5	.2	.3	443.5	.6

Net periodic benefit cost (credit)	$1.8	$14.3	$6.3	$15.4	$449.2	$13.6
(1)
In 2021, settlements in the U.S. related to a
non-qualified
plan; settlements in our international plans related to
lump-sum
payments in Belgium and Switzerland. In 2020, settlements in the U.S. related to a non-qualified plan; settlements in our international plans related to lump-sum payments in Belgium, France and for certain expatriate employees. In 2019, settlements in the U.S. related to the ADPP termination; settlements in our international plans related to lump-sum payments in Switzerland.

Service cost and components of net periodic benefit cost other than service cost were included in “Marketing, general and administrative expense” and “Other non-operating
expense (income), net” in the Consolidated Statements of Income, respectively.
The following table shows the weighted average assumptions used to determine net periodic cost:

	Pension Benefits
	2021		2020		2019
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Discount rate	2.20%	1.26%	2.89%	1.66%	3.73%	2.39%
Expected return on assets	–	2.61	–	2.79	–	3.38
Compensation rate increase	–	2.15	–	2.21	–	2.23
Plan Contributions
We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. The following table sets forth our expected contributions in 2022:

(In millions)

U.S. pension plans	$7.1
International pension plans	13.5
Future Benefit Payments
The future benefit payments shown below reflect the expected service periods for eligible participants.

	Pension Benefits
(In millions)	U.S.	Int’l

2022	$7.1	$20.1
2023	6.3	22.5
2024	6.1	23.6
2025	6.1	22.2
2026	5.9	27.1

2027-2031	22.5	138.5
Postretirement Health Benefits
We provide postretirement health benefits to certain of our retired U.S. employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain of our U.S. retirees over the age of 65.
Our

postretirement health benefit plan was closed to
new
eligible participants retiring after December 31, 2021.

Our policy is to fund the cost of these postretirement benefits from operating cash flows. While we do not intend to terminate these postretirement health benefits, we may do so at any time, subject to applicable laws and regulations. At year-end
2021, our postretirement health benefits obligation and related loss recorded in “Accumulated other comprehensive loss” were approximately
$
2
 million and approximately $
12
 million, respectively. At
year-end
2020
, our postretirement health benefits obligation and related loss recorded in “Accumulated other comprehensive loss” were approximately $
3
 million and approximately $
10
 million, respectively. Net periodic benefit cost was not material in
2021
,
2020
 or
2019
.
Defined Contribution Plans
We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan (“Savings Plan”), a 401(k) plan for our U.S. employees.
We recognized expense of $24.6 million, $22.7 million and $22.4 million in 2021, 2020 and 2019, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.
Other Retirement Plans
We have deferred compensation plans and programs that permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earns specified and variable rates of return. As of year-end
2021 and 2020, we had accrued $96.1 million and $95.1 million, respectively, for our obligations under these plans. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.
Our Directors Deferred Equity Compensation Program allows our non-employee
directors to elect to receive their cash compensation in deferred stock units (“DSUs”) issued under our equity plan. Additionally, two legacy deferred compensation plans had DSUs that were issued under our then-active equity plans. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable dividend payable date. DSUs are converted into shares of our common stock upon a director’s separation from our Board. Approximately
.1 million DSUs were outstanding
for both
year-end
2021 and 2020, with an aggregate value of $24 million and $22 million, respectively.
We hold company-owned life insurance policies, the proceeds from which are payable to us upon the death of covered participants. The cash surrender values of these policies, net of outstanding loans, which are included in “Other assets” in the Consolidated Balance Sheets, were $272.2 million and $254.8 million at year-end
2021 and 2020, respectively.